Employee and Agent Benefits - Weighted Average Assumptions (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension benefits
Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section
Discount rate: Benefit obligation (as a percent)				5.05%	2.55%
Other postretirement benefits
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate: Net periodic benefit cost (as a percent)		2.95%	2.90%	2.55%	2.15%	2.95%
Expected long-term return on plan assets: Net periodic benefit cost (as a percent)				4.25%	4.25%	4.95%
Assumed Health Care Cost Trend Rates
Health care cost trend rate assumed for next year under age 65 (as a percent)				7.00%	7.00%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate) (as a percent)				4.50%	4.50%
Year that the health care cost trend rate reaches the ultimate trend rate under age 65 (calendar year)				2031	2030
Home office medical and life plans
Weighted-average assumptions used to determine net periodic benefit cost
Expected long-term return on plan assets: Net periodic benefit cost (as a percent)				4.25%
Agent medical and life plans
Weighted-average assumptions used to determine net periodic benefit cost
Expected long-term return on plan assets: Net periodic benefit cost (as a percent)				4.25%
Long-term care plans
Weighted-average assumptions used to determine net periodic benefit cost
Subsidy increase cap allowed per calendar year (as a percent)	5.00%